ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
Schedule of Variable Interest Entities

The following table sets forth the assets and liabilities of the VIEs included in the Company's consolidated balance sheets:

	Year ended December 31,
	2012	2013
	RMB	RMB	US$
Current assets	199,203,364	254,437,296	42,030,047
Non-current assets	82,265,309	136,944,224	22,621,574
Total assets	281,468,673	391,381,520	64,651,621
Current liabilities	151,614,207	186,305,937	30,775,548
Non-current liabilities	85,590	2,078,698	343,377
Total liabilities	151,699,797	188,384,635	31,118,925
Total net assets	129,768,876	202,996,885	33,532,696

The following table sets forth the results of operations of the VIEs included in the Company's consolidated statements of comprehensive income:

	Year ended December 31,
	2011	2012	2013
Net revenues	165,990,943	205,647,992	228,269,599
Net income	28,701,457	8,165,122	14,383,536